Intangible Assets Other Than Goodwill - Summary of Intangible Assets Other than Goodwill (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	$ 4,524,826	$ 5,527,879
Easements and water rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	33,446	31,487	$ 43,235
IFRS Concessions [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	4,234,863	5,281,728	5,637,387
IFRS Concessions [Member] | Enel Distribución Río
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	534,325	688,901
IFRS Concessions [Member] | Enel Distribución Ceara
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	434,656	543,441
IFRS Concessions [Member] | Enel Distribución Goias (Formerly Celg Distribuicio S.A)
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	1,240,641	1,457,864
IFRS Concessions [Member] | Enel Distribución Sao Paulo S.A
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	1,965,083	2,591,522
IFRS Concessions [Member] | EGP Cachoeira Dourada S.A. [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	60,158
Development costs [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	4,836	4,546	4,255
Patents, registered trademarks and other rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	21,097	25,490	14,118
Computer Software [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	230,461	184,430	128,218
Other Identifiable Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	123	198	$ 76
Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	8,525,990	10,206,344
Gross Carrying Amount [Member] | Easements and water rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	50,415	47,752
Gross Carrying Amount [Member] | IFRS Concessions [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	8,042,389	9,787,352
Gross Carrying Amount [Member] | Development costs [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	14,544	14,494
Gross Carrying Amount [Member] | Patents, registered trademarks and other rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	44,596	46,644
Gross Carrying Amount [Member] | Computer Software [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	372,455	308,336
Gross Carrying Amount [Member] | Other Identifiable Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	1,591	1,766
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(4,001,164)	(4,678,465)
Accumulated Depreciation, Amortization and Impairment [Member] | Easements and water rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(16,969)	(16,265)
Accumulated Depreciation, Amortization and Impairment [Member] | IFRS Concessions [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(3,807,526)	(4,505,624)
Accumulated Depreciation, Amortization and Impairment [Member] | Development costs [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(9,708)	(9,948)
Accumulated Depreciation, Amortization and Impairment [Member] | Patents, registered trademarks and other rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(23,499)	(21,154)
Accumulated Depreciation, Amortization and Impairment [Member] | Computer Software [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(141,994)	(123,906)
Accumulated Depreciation, Amortization and Impairment [Member] | Other Identifiable Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	$ (1,468)	$ (1,568)